Gratuity and other post-employment benefit plans - Summary of Maturity Analysis of Defined Benefit Payments (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2022 INR (₨)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 INR (₨)
Within next 12 months [Member]
Disclosure of Information About Maturity Profile of Defined Benefit Obligation [Line Items]
Cash flow	₨ 20	$ 0	₨ 7
From 2 to 5 years [Member]
Disclosure of Information About Maturity Profile of Defined Benefit Obligation [Line Items]
Cash flow	90	1	37
From 6 to 9 years [Member]
Disclosure of Information About Maturity Profile of Defined Benefit Obligation [Line Items]
Cash flow	76	1	40
10 years and beyond [Member]
Disclosure of Information About Maturity Profile of Defined Benefit Obligation [Line Items]
Cash flow	₨ 147	$ 2	₨ 330